Summary of Significant Accounting Policies - Schedule of Finite-Lived Intangible Assets (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost	$ 2,013,000	$ 2,013,000	$ 2,013,000
Accumulated Amortization	(1,128,496)	(927,634)	(659,818)
Net Balance	884,504	1,085,366	1,353,182
Customer Relationships [Member]
Cost	1,094,000	1,094,000	1,094,000
Accumulated Amortization	(658,321)	(541,105)	(384,817)
Net Balance	435,679	552,895	709,183
Trademarks And Trade Names [Member]
Cost	461,000	461,000	461,000
Accumulated Amortization	(194,361)	(159,783)	(113,679)
Net Balance	266,639	301,217	347,321
Developed Technology Rights [Member]
Cost	458,000	458,000	458,000
Accumulated Amortization	(275,814)	(226,746)	(161,322)
Net Balance	$ 182,186	$ 231,254	$ 296,678